Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding	The following table is a summary of the number of shares of the Company’s Common Stock issuable upon exercise of warrants outstanding at September 30, 2023:
	Number of Warrants	Number of Warrants Exercised	Number of Warrants Exercisable	Exercise Price	Expiration Date
Public Warrants	71,875	—	71,875	$460.00	March 19, 2026
Private Warrants	3,406	—	3,406	$460.00	March 19, 2026
PIPE Warrants	33,844	—	33,844	$460.00	March 19, 2026
Stonepeak/Evolve Warrants – series B	50,000	—	50,000	$400.00	May 17, 2031
Stonepeak/Evolve Warrants – series C	25,000	—	12,500	$600.00	May 17, 2031
Stonepeak/Evolve Warrants – series D	25,000	—	12,500	$800.00	May 17, 2031
Stonepeak/Evolve Warrants – series E	25,000	—	12,500	$1,200.00	May 17, 2031
Stonepeak/Evolve Warrants – series F	25,000	—	12,500	$1,600	May 17, 2031
Institutional/Accredited Investor Warrants	100,000	—	100,000	$150.00	July 29, 2027
	359,125		309,125
The following table is a summary of the number of shares of the Company’s Common Stock issuable upon exercise of warrants outstanding at December 31, 2022:
	Number of Warrants	Number of Warrants Exercised	Number of Warrants Exercisable	Exercise Price	Expiration Date
Public Warrants	71,875	—	71,875	$460.00	March 19, 2026
Private Warrants	3,406	—	3,406	$460.00	March 19, 2026
PIPE Warrants	33,844	—	33,844	$460.00	March 19, 2026
Stonepeak/Evolve Warrants – series B	50,000	—	50,000	$400.00	May 17, 2031
Stonepeak/Evolve Warrants – series C	25,000	—	12,500	$600.00	May 17, 2031
Stonepeak/Evolve Warrants – series D	25,000	—	12,500	$800.00	May 17, 2031
Stonepeak/Evolve Warrants – series E	25,000	—	12,500	$1,200	May 17, 2031
Stonepeak/Evolve Warrants – series F	25,000	—	12,500	$1,600.00	May 17, 2031
Institutional/Accredited Investor Pre-Funded Warrants	46,250	46,250	—	$0.004	Until Exercised in Full
Institutional/Accredited Investor Warrants	100,000	—	100,000	$150.00	January 29, 2028
	405,375	46,250	309,125